Report Of The Directors Financial Review Risk Report - Stage 2 days past due analysis (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,855,948	$ 2,880,751
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,045,814	1,037,987
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,136	81,616
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 97,302	$ 88,639
ECL coverage	0.50%	0.60%
Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,676,167	$ 2,584,710
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (12,068)	$ (15,566)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.10%	1.40%
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,057,231	$ 1,052,477
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (11,417)	$ (14,490)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.10%
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 83,153	$ 81,658
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (17)	$ (42)
Financial assets at amortised cost, category | Other
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 880,351	$ 772,408
Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (193)	$ (175)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	2.10%	2.40%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 160,756	$ 227,405
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (3,380)	$ (5,445)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	2.60%	3.00%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	2.40%	2.70%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	8.80%	13.40%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	11.50%	18.80%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 119,224	$ 163,185
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	115,350	159,367
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,193	2,052
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,681	1,766
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,119)	(4,965)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,732)	(4,358)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(194)	(275)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (193)	$ (332)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.20%	0.40%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.20%	0.40%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,517	$ 2,004
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/nominal amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,517	2,004
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Gross carrying/nominal amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(9)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(9)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.10%	1.10%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.00%	1.10%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	18.20%	0.00%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	9.70%	0.00%
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 4,988	$ 3,975
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Gross carrying/nominal amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,935	3,963
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22	3
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Gross carrying/nominal amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31	9
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(54)	(44)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(47)	(44)
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4)	0
Financial assets at amortised cost, category | Non-credit impaired | Lifetime expected credit losses | Other | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (3)	$ 0
Financial assets at amortised cost, category | – personal | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.60%	1.00%
Financial assets at amortised cost, category | – personal | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 478,337	$ 460,809
Financial assets at amortised cost, category | – personal | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (3,103)	$ (4,731)
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	7.40%	9.60%
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	6.30%	8.50%
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	11.50%	14.60%
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	18.90%	22.20%
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 16,439	$ 25,064
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,124	22,250
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,387	1,554
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	928	1,260
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,219)	(2,402)
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(884)	(1,895)
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(160)	(227)
Financial assets at amortised cost, category | – personal | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (175)	$ (280)
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.60%	1.80%
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 513,539	$ 527,088
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (8,204)	$ (9,494)
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.90%	1.90%
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	1.90%	1.90%
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	4.20%	9.80%
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	2.50%	10.50%
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 98,911	$ 126,287
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	97,388	125,301
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	806	489
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	717	497
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,874)	(2,444)
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,822)	(2,344)
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(34)	(48)
Financial assets at amortised cost, category | – corporate and commercial | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (18)	$ (52)
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.20%	0.40%
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 65,355	$ 64,580
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (110)	$ (265)
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.70%	1.00%
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.70%	1.00%
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
ECL coverage	0.00%	0.00%
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 3,874	$ 11,834
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,838	11,816
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	9
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Gross carrying/nominal amount | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	36	9
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(26)	(119)
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | Up-to-date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(26)	(119)
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | – non-bank financial institutions | Non-credit impaired | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0